Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Releases of gross unrecognized tax benefits related to settled arrangements with tax authorities, change in measurement of certain positions and expiration of periods set forth in statutes of limitations	$ 40,644,000	$ 4,757,000	$ 7,701,000
Tax (expense) benefit resulting from the release of valuation allowances on deferred tax assets		1,211,000	6,006,000
Foreign tax benefit from internal structural changes			10,933,000
Foreign tax expense for the estimated additional tax charge of gain from sale of a business		3,193,000	$ 39,596,000
Release of gross unrecognized tax benefits offset by a net benefit included within income tax expense	16,232,000
Tax benefit change in measurement of a deferred tax liability	9,236
Tax Benefit Internal Structural Changes In Certain Jurisdictions	11,566,000
Benefit of relating to changes in tax regulations in certain jurisdiction	3,142,000	8,871,000
ISRAEL
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Tax benefit related to the release of accrued withholding taxes on unremitted earnings	$ 22,700,000	$ 37,000,000